Leases - Schedule of Group's Lease Arrangements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Total depreciation expense from right-of-use assets	$ (6,573)	$ (6,245)
Interest expense on lease liabilities	(4,062)	(3,279)
Foreign currency difference on lease liability	(17,773)	2,577
Gain/(loss) from extinguishment of lease agreement	765	1
Total amount recognized in profit and loss	$ (27,643)	$ (6,948)